Lease - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Lease term	12 months	12 months
Weighted Average Remaining Lease Term	14 years	14 years
Weighted Average Discount Rate	3.21%	3.21%
Operating Lease Cost	¥ 9,002	$ 1,305
Short Term Lease Cost	331	$ 48	¥ 12,707	¥ 16,584
Lease Cost	¥ 0